RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
6. RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT
Brookfield Renewable’s activities expose it to a variety of financial risks, including market risk (i.e., commodity price risk, interest rate risk, and foreign currency risk), credit risk and liquidity risk. Brookfield Renewable uses financial instruments primarily to manage these risks.
The sensitivity analysis discussed below reflect the risks associated with instruments that Brookfield Renewable considers are market sensitive and the potential loss resulting from one or more selected hypothetical changes. Therefore, the discussion below is not intended to fully reflect Brookfield Renewable’s risk exposure.

(a)	Market risk
Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate because of changes in market prices.
Brookfield Renewable faces market risk from foreign currency assets and liabilities, the impact of changes in interest rates, and floating rate liabilities. Market risk is managed by funding assets with financial liabilities in the same currency and with similar interest rate characteristics and holding financial contracts, such as interest rate swaps and foreign exchange contracts, to minimize residual exposures. Financial instruments held by Brookfield Renewable that are subject to market risk include borrowings and financial instruments, such as interest rate, currency and commodity contracts. The categories of financial instruments that can give rise to significant variability are described below:
(i) Electricity price risk
Electricity price risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate because of changes in electricity prices. Electricity price risk arises from the sale of Brookfield Renewable’s uncontracted generation. Brookfield Renewable aims to sell electricity under long-term contracts to secure stable prices and mitigate its exposure to wholesale markets.
The table below summarizes the impact of changes in the market price of electricity as at December 31. The impact is expressed in terms of the effect on net income and OCI. The sensitivities are based on the assumption that the market price changes by
5
% with all other variables held constant.
Impact of a
5
% change in the market price of electricity, on outstanding energy derivative contracts, for the year ended December 31:

	Effect on net income (1)			Effect on OCI (1)
(MILLIONS)	2019	2018	2017	2019	2018	2017
5% increase	$(21)	$(16)	$(24)	$(12)	$(15)	$(10)
5% decrease	8	6	—	12	15	10

(1)	Amounts represent the potential annual net pretax impact.
(ii) Foreign currency risk
Foreign currency risk is defined for these purposes as the risk that the fair value of a financial instrument held by Brookfield Renewable will fluctuate because of changes in foreign currency rates.
Brookfield Renewable has exposure to the Canadian dollar, Euro, Brazilian real, Colombian peso, British pound sterling, Indian rupee, South African rand, Malaysian ringgit, Thai baht and Chinese yuan through its investments in foreign operations. Consequently, fluctuations in the U.S. dollar exchange rate against these currencies increase the volatility of net income and other comprehensive income. Brookfield Renewable holds foreign currency contracts primarily to mitigate this exposure.
The table below summarizes the impact to Brookfield Renewable’s financial instruments of changes in the exchange rate as at December 31. The impact is expressed in terms of the effect on income and OCI. The sensitivities are based on the assumption that the currency exchange rate changes by five percent with all other variables held constant.
Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income (1)			Effect on OCI (1)
(MILLIONS)	2019	2018	2017	2019	2018	2017
5% increase	$49	$66	$4	$41	$64	$79
5% decrease	(40)	(66)	(4)	(41)	(65)	(79)

(1)	Amounts represent the potential annual net pretax impact.
(iii) Interest rate risk
Interest rate risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate, because of changes in interest rates.
Brookfield Renewable’s assets largely consist of long duration physical assets. Brookfield Renewable’s financial liabilities consist primarily of long-term fixed rate debt or floating-rate debt that has been swapped to fixed rates with interest rate financial instruments. All non-derivative
financial liabilities are recorded at their amortized cost. Brookfield Renewable also holds interest rate contracts to lock-in
fixed rates on certain anticipated future debt issuances.

Brookfield Renewable will enter into interest rate swaps designed to minimize the exposure to interest rate fluctuations on its variable rate debt. Fluctuations in interest rates could impact Brookfield Renewable’s cash flows, primarily with respect to the interest payable against Brookfield Renewable’s variable rate debt, which is limited to certain non-recourse
borrowings with a total principal value of $6,127 million (2018: $6,867 million). Of this principal value, $3,122 million (2018: $3,342 million) has been fixed through the use of interest rate contracts. The fair values of the recognized liability for the interest rate swaps were calculated using a valuation model with observable interest rates.
The table below summarizes the impact of changes in the interest rate as at December 31. The impact is expressed in terms of the effect on income and OCI. The sensitivities are based on the assumption that the interest rate changes by 1% with all other variables held constant.
Impact of a 1% change in interest rates, on outstanding interest rate swaps, variable rate debt and tax equity, for the year ended December 31:

	Effect on net income (1)			Effect on OCI (1)
(MILLIONS)	2019	2018	2017	2019	2018	2017
1% increase	$37	$27	$(13)	$69	$65	$84
1% decrease	(38)	(22)	17	(69)	(68)	(88)

(1)	Amounts represent the potential annual net pretax impact.
(b) Credit risk
Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations. Brookfield Renewable’s exposure to credit risk in respect of financial instruments relates primarily to counterparty obligations regarding energy contracts, interest rate swaps, forward foreign exchange contracts and physical electricity and gas transactions.
Brookfield Renewable minimizes credit risk with counterparties through the selection, monitoring and diversification of counterparties, and the use of standard trading contracts, and other credit risk mitigation techniques. In addition, Brookfield Renewable’s power purchase agreements are reviewed regularly and are almost exclusively with customers having long standing credit histories or investment grade ratings, which limit the risk of non-collection.
See Note 24 – Trade receivables and other current assets, for additional details regarding Brookfield Renewable’s trade receivables balance.
The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2019	2018
Trade receivables and other short-term receivables	$785	$633
Financial instrument assets	153	171
Due from related parties	60	65
Contract asset	473	447

	$1,471	$1,316

(c) Liquidity risk
Liquidity risk is the risk that Brookfield Renewable cannot meet a demand for cash or fund an obligation when due. Liquidity risk is mitigated by Brookfield Renewable’s cash and cash equivalent balances and its access to undrawn credit facilities. Details of the available portion of credit facilities are included in Note 15 – Borrowings. Brookfield Renewable also ensures that it has access to public capital markets and maintains a strong investment grade credit rating.
Brookfield Renewable is also subject to the risk associated with debt financing. This risk is mitigated by the long-term duration of debt instruments and the diversification in maturity dates over an extended period of time.

CASH OBLIGATIONS
The table below classifies the cash obligations related to Brookfield Renewable’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date. As the amounts are the contractual undiscounted cash flows (gross of unamortized financing fees and accumulated amortization, where applicable), they may not agree with the amounts disclosed in the consolidated statements of financial position.

AS AT DECEMBER 31, 2019 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable, accrued liabilities, and provisions	$768	$—	$—	$768
Financial instrument liabilities (1)	246	331	149	726
Due to related parties	139	—	—	139
Other long-term liabilities – concession payments	1	6	15	22
Lease liabilities (1)	34	115	337	486
Corporate borrowings (1)	—	607	1,500	2,107
Non-recourse borrowings (1)	1,133	4,878	9,216	15,227
Interest payable on borrowings (2)	751	2,887	2,940	6,578

Total	$3,072	$8,824	$14,157	$26,053

AS AT DECEMBER 31, 2018 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$714	$—	$—	$714
Financial instrument liabilities (1)	138	360	217	715
Due to related parties	109	—	—	109
Other long-term liabilities – concession payments	1	6	16	23
Corporate borrowings (1)	—	1,344	990	2,334
Non-recourse borrowings (1)	1,189	5,177	7,900	14,266
Interest payable on borrowings (2)	855	2,916	2,479	6,250

Total	$3,006	$9,803	$11,602	$24,411

(1)	Includes both the current and long-term amounts.
(2)
Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculations based on estimated interest rates.

Fair value disclosures
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, management looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, commodity prices and, as applicable, credit spreads.
A fair value measurement of a
non-financial
asset is the consideration that would be received in an orderly transaction between market participants, considering the highest and best use of the asset.
Assets and liabilities measured at fair value are categorized into one of three hierarchy levels, described below. Each level is based on the transparency of the inputs used to measure the fair values of assets and liabilities.
Level 1 – inputs are based on unadjusted quoted prices in active markets for identical assets and liabilities;
Level 2 – inputs, other than quoted prices in Level 1, that are observable for the asset or liability, either directly or indirectly; and

Level 3 – inputs for the asset or liability that are not based on observable market data.
The following table presents Brookfield Renewable’s assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy as at December 31:

(MILLIONS)	Level 1	Level 2	Level 3	2019	2018
Assets measured at fair value:
Cash and cash equivalents	$352	$—	$—	$352	$422
Restricted cash (1)	293	—	—	293	331
Financial instrument assets (2)
Energy derivative contracts	—	59	82	141	95
Interest rate swaps	—	—	—	—	17
Foreign exchange swaps	—	12	—	12	59
Investments in equity securities	25	87	48	160	117
Property, plant and equipment	—	—	41,055	41,055	38,177
Liabilities measured at fair value:
Financial instrument liabilities (2)
Energy derivative contracts	—	(8)	—	(8)	(22)
Interest rate swaps	—	(265)	—	(265)	(242)
Foreign exchange swaps	—	(41)	—	(41)	(2)
Tax equity	—	—	(412)	(412)	(448)
Contingent consideration (3)	—	—	(11)	(11)	(3)
Liabilities for which fair value is disclosed:
Corporate borrowings	(1,905)	(299)	—	(2,204)	(2,361)
Non-recourse borrowings	(416)	(15,644)	—	(16,060)	(14,489)

Total	$(1,651)	$(16,099)	$40,762	$23,012	$21,651

(1)	Includes both the current amount and long-term amount included in Other long-term assets.
(2)	Includes both current and long-term amounts.
(3)	Amount relates to business combinations with obligations lapsing between 2020 and 2024.
There were no transfers between levels during the year ended December 31, 2019.
Financial instruments disclosures
The aggregate amount of Brookfield Renewable’s net financial instrument positions as at December 31 are as follows:

	2019			2018
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$141	$8	$133	$73
Interest rate swaps	—	265	(265)	(225)
Foreign exchange swaps	12	41	(29)	57
Investments in equity securities	160	—	160	117
Tax equity	—	412	(412)	(448)

Total financial instrument assets (liabilities)	313	726	(413)	(426)
Less: current portion	88	246	(158)	(64)

Long-term portion	$225	$480	$(255)	$(362)

The following table presents the change in Brookfield Renewable’s total net financial instrument asset position as at and for the year ended December 31:

(MILLIONS)	Note	2019	2018
Balance, beginning of year		$(426)	$(499)
Increases (decreases) in the net financial instrument liability position:
Unrealized gain through income on tax equity	(a)	26	60
Unrealized gain (loss) through OCI on investments in equity securities	(b)	35	(16)
Unrealized gain (loss) through income on energy derivative contracts	(c)	1	(15)
Unrealized gain (loss) through OCI on energy derivative contracts	(c)	25	(3)
Unrealized gain (loss) through income on interest rate swaps	(d)	(51)	21
Unrealized gain (loss) through OCI on interest rate swaps	(d)	(36)	14
Unrealized gain (loss) through income on foreign exchange swaps	(e)	4	112
Unrealized gain (loss) through OCI on foreign exchange swaps	(e)	14	102
Acquisitions, settlements and other		(5)	(202)

Balance, end of year		$(413)	$(426)
Financial instrument liabilities designated at fair value through profit and loss
Tax equity	(a)	$(412)	$(448)
Financial instrument assets designated at fair value through OCI
Investments in equity securities	(b)	$160	$117
Derivative assets not designated as hedging instruments:
Energy derivative contracts	(c)	$84	$52
Interest rate swaps	(d)	—	—
Foreign exchange swaps	(e)	12	34

Net positions		$96	$86
Derivative assets designated as hedging instruments:
Energy derivative contracts	(c)	$57	$43
Interest rate swaps	(d)	—	17
Foreign exchange swaps	(e)	—	25

Net positions		$57	$85
Derivative liabilities not designated as hedging instruments:
Energy derivative contracts	(c)	$(8)	$(7)
Interest rate swaps	(d)	(200)	(204)
Foreign exchange swaps	(e)	(18)	(1)

Net positions		$(226)	$(212)
Derivative liabilities designated as hedging instruments:
Energy derivative contracts	(c)	$—	$(15)
Interest rate swaps	(d)	(65)	(38)
Foreign exchange swaps	(e)	(23)	(1)

Net positions		$(88)	$(54)

Total financial instruments, net		$(413)	$(426)

(a) Tax equity
Brookfield Renewable owns and operates certain projects in the U.S. under tax equity structures to finance the construction of solar and wind projects. In accordance with the substance of the contractual agreements, the amounts paid by the tax equity investors for their equity stakes are classified as financial instrument liabilities on the consolidated statements of financial position.
Gain or loss on the tax equity liabilities are recognized in the Foreign exchange and financial instruments (loss) gain in the consolidated statements of income.
(b) Investments in equity securities
Investments in equity securities are held to achieve a particular business objective other than short-term trading and are designated at fair value through OCI. There is no recycling of gains or losses through profit or loss. Upon derecognition of the associated asset, accumulated gains or losses are transferred from OCI directly to retained earnings.
In the comparative period ending December 31, 2017, presented in accordance with IAS 39, investments in equity securities were classified as available-for-sale
securities and were assessed for impairment at each reporting date. For the year ended December 31, 2017, gains of $2 million relating to available-for-sale
securities were reclassified from OCI to net income.
(c) Energy derivative contracts
Brookfield Renewable has entered into energy derivative contracts primarily to stabilize or eliminate the price risk on the sale of certain future power generation. Certain energy contracts are recorded in Brookfield Renewable’s consolidated financial statements at an amount equal to fair value, using quoted market prices or, in their absence, a valuation model using both internal and third-party evidence and forecasts.
There is an economic relationship between the hedged items and the hedging instruments as the terms of the energy derivative contracts match the terms of the expected highly probable forecast transactions (i.e. notional amount and expected payment date). Brookfield Renewable has established a hedge ratio of 1:1 for the hedging relationships as the underlying risk of the energy derivative contracts are identical to the hedged risks. To test the hedge effectiveness, Brookfield Renewable uses the hypothetical derivative method and compares changes in the fair value of the hedging instruments against the changes in fair value of the hedged items attributable to the hedged risks. The hedge ineffectiveness can arise from different indexes (and accordingly different curves) linked to the hedged risk of the hedged items and hedging instruments.
For the year ended December 31, 2019, gains of $9 million relating to energy derivative contracts were realized and reclassified from OCI to revenues in the consolidated statements of income (2018: $13 million losses and 2017: $23 million gains).
Based on market prices as of December 31, 2019, unrealized gains of $22 million (2018: $15 million losses) recorded in accumulated other comprehensive income (“AOCI”) on energy derivative contracts are expected to be settled or reclassified into income in the next twelve months. The actual amount reclassified from AOCI, however, could vary due to future changes in market prices.
The following table summarizes the energy derivative contracts designated as hedging instruments:

(MILLIONS, EXCEPT AS NOTED)	December 31, 2019	December 31, 2018
Carrying amount (asset/(liability))	57	28
Notional amount	328	360
Notional amount (GWh)	10,010	11,054
Weighted average hedged rate for the year ($/MWh)	33	32
Maturity dates	2020 - 2027	2019 - 2027
Hedge ratio	1:1	1:1
There were no hedge ineffectiveness gains or losses recognized in Foreign exchange and financial instruments (loss) gain in the consolidated statements of income related to energy derivative contracts (cash flow hedges) for the year ended December 31, 2019 (2018: $2 million gain).

(d) Interest rate hedges
Brookfield Renewable has entered into interest rate hedge contracts primarily to minimize exposure to interest rate fluctuations on its variable rate debt or to lock in interest rates on future debt refinancing. All interest rate hedge contracts are recorded in the consolidated financial statements at fair value.
There is an economic relationship between the hedged items and the hedging instruments as the terms of the interest rate hedges match the terms of the respective fixed rate loans (i.e., notional amount, maturity, payment and reset dates). Brookfield Renewable established a hedge ratio of 1:1 for the hedging relationships as the underlying risk of the interest rate swaps are identical to the hedged risks. To test the hedge effectiveness, Brookfield Renewable uses the hypothetical derivative method and compares the changes in the fair value of the hedging instrument against the changes in fair value of the hedged items attributable to the hedged risk.
The hedge ineffectiveness can arise from:

•	Different interest rate curves being applied to discount the hedged item and hedging instrument

•	Differences in timing of cash flows of the hedged item and hedging instrument

•	The counterparties’ credit risk having an asymmetrical impact on the fair value movements of the hedging instrument and hedged item
At December 31, 2019, agreements with a total notional exposure of $3,043 million were outstanding (2018: $3,120 million) including $1,567 million (2018: $1,593 million) associated with agreements that are not formally designated as hedging instruments. The weighted-average fixed interest rate resulting from these agreements is 3.0% (2018: 3.0%).
For the year ended December 31, 2019, net movements relating to cash flow hedges realized and reclassified from OCI to interest expense – borrowings in the consolidated statements of income were $22 million losses (2018: $14 million and 2017: $20 million).
Based on market prices as of December 31, 2019, unrealized losses of $15 million (2018: $9 million) recorded in AOCI on interest rate swaps are expected to be settled or reclassified into income in the next twelve months. The actual amount reclassified from AOCI, however, could vary due to future changes in market rates.
The following table summarizes the interest rate hedges designated as hedging instruments:

Interest rate hedges	December 31, 2019	December 31, 2018
Carrying amount (asset/(liability))	(65)	(21)
Notional amount – $	566	548
Notional amount – C$ (1)	334	259
Notional amount – € (1)	349	377
Notional amount – £ (1)	—	99
Notional amount – COP (1)	227	256
Maturity dates	2021 - 2039	2019 - 2036
Hedge ratio	1:1	1:1

(1)	Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2019 foreign currency spot rate
The hedge ineffectiveness gain recognized in Foreign exchange and financial instruments (loss) gain in the consolidated statements of income related to interest rate contracts (cash flow hedges) for the year ended December 31, 2019 was $1 million (2018: $9 million).
(e) Foreign exchange swaps
Brookfield Renewable has entered into foreign exchange swaps to minimize its exposure to currency fluctuations impacting its investments and earnings in foreign operations, and to fix the exchange rate on certain anticipated transactions denominated in foreign currencies.
There is an economic relationship between the hedged item and the hedging instrument as the net investment or anticipated foreign currency transaction creates a translation risk that will match the respective hedging instrument.
Brookfield Renewable established a hedge ratio of 1:1 as the underlying risk of the hedging instrument is identical to the hedged risk component.
Certain Brookfield subsidiaries that Brookfield Renewable controls, through a voting agreement, have entered into Master Hedge Agreements appointing Brookfield as their agent in entering into certain derivative transactions with external counterparties to hedge against fluctuations in foreign exchange. Pursuant to each Agreement, Brookfield was entitled to be reimbursed for any third party costs incurred in connection with these derivative transactions. Substantially all of Brookfield Renewable’s foreign exchange swaps are entered into pursuant to a Master Hedge Agreement.
At December 31, 2019, agreements with a total notional exposure of $2,306 million were outstanding (2018: $3,048 million) including $1,388 million (2018: $1,716 million) associated with agreements that are not formally designated as hedging instruments.
There are no unrealized gains or losses recorded in AOCI on foreign exchange swaps that are expected to be settled or reclassified into income in the next twelve months (2018: $1 million gain). The actual amount reclassified from AOCI, however, could vary due to future changes in market rates.
The following table summarizes the foreign exchange swaps designated as hedging instruments:

Foreign exchange swaps	December 31, 2019	December 31, 2018
Carrying amount (asset/(liability))	(23)	24
Notional amount for hedges of the Canadian dollar (1)	72	482
Notional amount for hedges of the Euro (1)	380	603
Notional amount for hedges of the British pounds sterling (1)	170	247
Notional amount for hedges of the Chinese yuan (1)	195	—
Notional amount for hedges of other currencies (1)	101	—
Maturity date	2020 - 2022	2019 - 2020
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year:
C$/$ foreign exchange forward contracts	1.30	1.33
€/$ foreign exchange forward contracts	0.87	0.83
£/$ foreign exchange forward contracts	0.82	0.76
CNY/$ foreign exchange forward contracts	7.22	—

(1)	Notional amounts expressed in millions of U.S. dollars

The following table presents a reconciliation of the LP unitholder equity reserves impacted by financial instruments:

(MILLIONS)	Cash flow hedges	Investments in equity securities	Foreign currency translation
Balance, as at December 31, 2017	$(29)	$15	$(378)
Effective portion of changes in fair value arising from:
Energy derivative contracts	(1)	—	—
Interest rate swaps	1	—	—
Foreign exchange swaps	—	—	42
Amount reclassified to profit or loss	7	—	—
Foreign currency revaluation of designated borrowings	—	—	87
Foreign currency revaluation of net foreign operations	—	—	(324)
Valuation of investments in equity securities designated FVOCI	—	(8)	—
Tax effect	(2)	—	(10)
Other	(10)	(3)	(69)

Balance, as at December 31, 2018	$(34)	$4	$(652)
Effective portion of changes in fair value arising from:
Interest rate swaps	(1)	—	—
Amount reclassified to profit or loss	2	—	—
Foreign currency revaluation of designated borrowings	—	—	(49)
Foreign currency revaluation of net foreign operations	—	—	14
Valuation of investments in equity securities designated FVOCI	—	19	—
Other	1	(11)	(13)

Balance, as at December 31, 2019	$(32)	$12	$(700)